Angel Oak Mortgage Trust I, LLC 2019-2 ABS-15G

Exhibit 99.18

Angel Oak Mortgage Trust I, LLC 2019-2

Mortgage-Backed Certificates, Series 2019-2

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

Angel Oak Mortgage, Inc.

Angel Oak Mortgage Trust I, LLC

6 March 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Angel Oak Mortgage, Inc.

Angel Oak Mortgage Trust I, LLC

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, Georgia 30305

Re:	Angel Oak Mortgage Trust I, LLC 2019-2 (the “Trust”)
Mortgage-Backed Certificates, Series 2019-2 (the “Certificates”)
Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Angel Oak Mortgage, Inc. (the “Sponsor”), Angel Oak Mortgage Trust I, LLC (the “Depositor”) and Nomura Securities International, Inc. (“Nomura,” together with the Sponsor and Depositor, the “Specified Parties”) solely to assist the Depositor with respect to certain information relating to a pool of fixed and adjustable rate mortgage loans primarily secured by first liens on one-to-four family residential properties (the “Mortgage Loans”) relating to the Trust’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “AOMT 2019-2 population 2.11.19.xlsx” (the “Loan Listing Data File”) that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (each, a “Loan Number”) corresponding to certain mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,
ii.	Labeled “ASF Tape - 2.13.19.xlsx” and the corresponding record layout and decode information (the “Base Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information as of 1 March 2019 (the “Cut-off Date”) relating to the Preliminary Mortgage Loans and
iii.	Labeled “AOMT 2019-2 Mapping file.xlsx” (the “Loan Number Mapping File”) that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (the “Angel Oak Loan Numbers”) corresponding to the Loan Numbers of the Preliminary Mortgage Loans,

b.	Imaged copies of the:
i.	Promissory note (the “Note”),
ii.	Loan application (the “Application”),
iii.	Credit risk summary and exception approval (collectively, the ”Credit Risk Summary”),
iv.	Appraisal report (the “Appraisal”) and
v.	Settlement statement or closing disclosure (collectively and as applicable, the “Settlement Statement,” together with the Note, Application, Credit Risk Summary and Appraisal, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to the Sample Mortgage Loans (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures described in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Loan Listing Data File, Base Preliminary Data File, Loan Number Mapping File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and calculation methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Loan Listing Data File, Base Preliminary Data File, Loan Number Mapping File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

6 March 2019

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 588 Preliminary Mortgage Loans from the Loan Listing Data File (the “Sample Mortgage Loans”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Mortgage Loans or the methodology they instructed us to use to select the Sample Mortgage Loans from the Loan Listing Data File.

2.	For each mortgage loan on the Loan Listing Data File and Base Preliminary Data File, we compared the Loan Number, as shown on the Loan Listing Data File, to the corresponding Loan Number, as shown on the Base Preliminary Data File, and noted that:
a.	All of the Preliminary Mortgage Loans included on the Loan Listing Data File were included on the Base Preliminary Data File and
b.	No mortgage loan other than the Preliminary Mortgage Loans were included on the Loan Listing Data File or Base Preliminary Data File.

3.	As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Preliminary Mortgage Loan on the Base Preliminary Data File with the corresponding Angel Oak Loan Number, as applicable, as shown on the Loan Number Mapping File.

The Base Preliminary Data File, as adjusted, is hereinafter referred to as the “Preliminary Data File.”

4.	For each Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the information, instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Loan Number	Loan Number	Note	i.

Original principal balance	Original Loan Amount	Note

Original interest rate	Original Interest Rate	Note

First payment date	First Payment Date of Loan	Note

Property state	State	Note

Property zip code	Zip	Note	ii.

Original term	Original Term to Maturity	(a) Note or (b) Note and recalculation	iii.

Original interest only term	Original Interest Only Term	Note

Index description	Index Type	Note	iv.

Gross margin	Gross Margin	Note or Settlement Statement	iv., v.

Initial fixed rate period	Initial Fixed Rate Period	(a) Note or (b) Note and recalculation	iv., vi.

Subsequent interest rate reset period	Subsequent Interest Rate Reset Period	Note	iv.

Initial interest rate cap change up	Initial Interest Rate Cap Change Up	Note and recalculation	iv., vii.

Initial interest rate cap change down	Initial Interest Rate Cap Change Down	Note and recalculation	iv., viii.

Exhibit 1 to Attachment A

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Subsequent interest rate change up	Subsequent Interest Rate Change Up	Note	iv.

Subsequent interest rate change down	Subsequent Interest Rate Change Down	Note	iv.

Minimum interest rate	Lifetime Maximum Rate Floor	Note or Settlement Statement	iv., ix., x.

Maximum interest rate	Lifetime Maximum Rate Ceiling	Note or Settlement Statement	iv., ix.

Occupancy status	Occupancy	Application

Property type	Property Type	Appraisal	xi., xii.

Appraisal value	Original Appraised Property Value	Appraisal	xi.

Sale price (if applicable)	Sales Price	Settlement Statement

Loan purpose	Loan Purpose	(a) Application and Settlement Statement, (b) Settlement Statement and Credit Risk Summary or (c) Recalculation	xiii.

Original loan-to-value ratio	Original LTV	Recalculation	xi., xiv.

Notes:

i.	For identification purposes only.

Exhibit 1 to Attachment A

Notes: (continued)

ii.	For the purpose of comparing the property zip code Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to compare only the first five left-most digits of the property zip code, as shown on the Preliminary Data File, to the corresponding information on the Note.

iii.	For the purpose of comparing the original term Sample Characteristic for each Sample Mortgage Loan that does not have the original term specifically stated on the Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term as the sum of:
(a)	The difference in months between the maturity date and first payment date, both as shown on the Note, and
(b)	1.

iv.	For the purpose of comparing the indicated Sample Characteristics (collectively, the “ARM Sample Characteristics”) for each Sample Mortgage Loan with a gross margin value greater than “0.000(%),” as shown on the Note (each, an “ARM Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the indicated Source Document(s) (and in accordance with notes v., vi., vii., viii., ix. and x., as applicable).

The Sponsor, on behalf of the Depositor, instructed us not to perform any procedures with respect to the ARM Sample Characteristics for any Sample Mortgage Loan that is not an ARM Sample Mortgage Loan (each, a “FRM Sample Mortgage Loan”).

v.	For the purpose of comparing the gross margin Sample Characteristic for each Sample Mortgage Loan (except for the Sample Mortgage Loans with Angel Oak Loan Numbers 100001249 and 205346279), the Sponsor, on behalf of the Depositor, instructed us to use the Note as the Source Document.

For the purpose of comparing the gross margin Sample Characteristic for the Sample Mortgage Loans with Angel Oak Loan Numbers 100001249 and 205346279, the Sponsor, on behalf of the Depositor, instructed us to use the Settlement Statement as the Source Document.

vi.	For the purpose of comparing the initial fixed rate period Sample Characteristic for each ARM Sample Mortgage Loan that does not have the initial fixed rate period specifically stated on the Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial fixed rate period as the sum of:
(a)	The difference in months between the first rate change date and first payment date, both as shown on the Note, and
(b)	1.

Exhibit 1 to Attachment A

Notes: (continued)

vii.	For the purpose of comparing the initial interest rate cap change up Sample Characteristic for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial interest rate cap change up as the difference between the:
(a)	Initial rate adjustment maximum interest rate and
(b)	Original interest rate,

both as shown on the Note.

viii.	For the purpose of comparing the initial interest rate cap change down Sample Characteristic for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial interest rate cap change down as the maximum of:
(a)	The difference between the:
(1)	Original interest rate and
(2)	Initial rate adjustment minimum interest rate,

both as shown on the Note, and

(b)	0.000(%).

ix.	For the purpose of comparing the indicated Sample Characteristics for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided the Note and Settlement Statement as Source Documents. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source Document (and in accordance with note x., as applicable). We performed no procedures to reconcile any differences that may exist between various Source Documents for the minimum interest rate or maximum interest rate Sample Characteristics.

x.	For the purpose of comparing the minimum interest rate Sample Characteristic for each ARM Sample Mortgage Loan that does not have the minimum interest rate specifically stated on the Note or Settlement Statement (in accordance with note ix., as applicable), the Sponsor, on behalf of the Depositor, instructed us to use the gross margin, as shown on the Note or Settlement Statement (and in accordance with note v., as applicable), as the minimum interest rate.

xi.	For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided one or more Appraisals. For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan that has more than one Appraisal, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value as the Source Document.

Exhibit 1 to Attachment A

Notes: (continued)

xii.	With respect to certain Sample Mortgage Loans, the corresponding Appraisal contains conflicting information relating to the property type. For these Sample Mortgage Loans, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File for the Sample Mortgage Loan agreed with any of the information on the Appraisal (and in accordance with note xi., as applicable). We performed no procedures to reconcile any conflicting information which exists on the Appraisal for the property type Sample Characteristic.

xiii.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a sale price (if applicable) of greater than $0.00, as shown on the Settlement Statement (each, a “Purchase Sample Mortgage Loan”) (except for the Purchase Sample Mortgage Loans with Angel Oak Loan Numbers 100001028, 100001232, 100001327, 100001408, 100001437, 100001475, 100001517, 100001570, 204895514, 204988501, 205080026, 205122888, 205165796, 205344501, 205346281, 205512027 and 205873849), the Sponsor, on behalf of the Depositor, instructed us to use the Application and Settlement Statement as the Source Documents.

For the purpose of comparing the loan purpose Sample Characteristic for the Purchase Sample Mortgage Loans with Angel Oak Loan Numbers 100001028, 100001232, 100001327, 100001408, 100001437, 100001475, 100001517, 100001570, 204895514, 204988501, 205080026, 205122888, 205165796, 205344501, 205346281, 205512027 and 205873849, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a loan purpose of “Other-than-first-time Home Purchase” if:

(a)	The sale price (if applicable) is greater than $0.00, as shown on the Settlement Statement, and
(b)	The borrower had a foreclosure event, as shown on the Credit Risk Summary.

Exhibit 1 to Attachment A

Notes: (continued)

xiii. (continued)

For each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan (each, a “Refinanced Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original principal balance, as shown on the Note, and
(b)	The sum of:
(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced, as shown on the Settlement Statement,
(2)	If any secondary financing relating to the subject property is an installment loan, as shown on the Credit Report, the unpaid principal balance of the secondary financing relating to the subject property that is being repaid with the proceeds of the Refinanced Sample Mortgage Loan, as shown on the Settlement Statement, and
(3)	Settlement charges relating to the Refinanced Sample Mortgage Loan, as shown on the Settlement Statement.

For the purpose of comparing the loan purpose Sample Characteristic for each Refinanced Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a loan purpose of:

(a)	“Rate/Term Refinance” if the Amount to Borrower is less than or equal to the greater of (i) $2,000 and (ii) 2% of the original principal balance, as shown on the Note, or
(b)	“Cash-Out Refinance” if the Amount to Borrower is greater than the greater of (i) $2,000 and (ii) 2% of the original principal balance, as shown on the Note.

Exhibit 1 to Attachment A

Notes: (continued)

xiv.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:
(a)	Dividing:
(1)	The sum of the:
(i)	Senior loan amount, as shown on the Preliminary Data File, and
(ii)	Original principal balance, as shown on the Note, by
(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown on the Appraisal (and in accordance with note xi., as applicable), and (B) sale price (if applicable), as shown on the Settlement Statement, or
(ii)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown on the Appraisal (and in accordance with note xi., as applicable),
(b)	Multiplying the value calculated in (a) above by 100 and
(c)	Rounding the value calculated in (b) above to the third decimal place (xx.xxx).

We performed no procedures to determine the accuracy, completeness or reasonableness of the information, instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

100001001	Sale price (if applicable)	[Redacted]	[Redacted]
	Original loan-to-value ratio	[Redacted]	[Redacted]

100001014	Original loan-to-value ratio	[Redacted]	[Redacted]

100001017	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

100001018	Appraisal value	[Redacted]	[Redacted]

100001029	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001032	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

100001033	Loan purpose	Cash-Out Refinance	Rate/Term Refinance
	Original loan-to-value ratio	[Redacted]	[Redacted]

100001038	Original loan-to-value ratio	[Redacted]	[Redacted]

100001039	Original loan-to-value ratio	[Redacted]	[Redacted]

100001055	Original loan-to-value ratio	[Redacted]	[Redacted]

100001064	Original loan-to-value ratio	[Redacted]	[Redacted]

100001067	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

100001078	Original loan-to-value ratio	[Redacted]	[Redacted]

100001081	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

100001095	Original loan-to-value ratio	[Redacted]	[Redacted]

100001118	Original loan-to-value ratio	[Redacted]	[Redacted]

100001120	Loan purpose	Cash-Out Refinance	Rate/Term Refinance
	Original loan-to-value ratio	[Redacted]	[Redacted]

100001156	Original loan-to-value ratio	[Redacted]	[Redacted]

100001165	Original loan-to-value ratio	[Redacted]	[Redacted]

100001166	Original loan-to-value ratio	[Redacted]	[Redacted]

100001172	Original loan-to-value ratio	[Redacted]	[Redacted]

100001177	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

100001180	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

100001198	Original loan-to-value ratio	[Redacted]	[Redacted]

100001203	Original loan-to-value ratio	[Redacted]	[Redacted]

100001204	Original loan-to-value ratio	[Redacted]	[Redacted]

100001209	Original loan-to-value ratio	[Redacted]	[Redacted]

100001210	Original loan-to-value ratio	[Redacted]	[Redacted]

100001246	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

100001249	Original loan-to-value ratio	[Redacted]	[Redacted]

100001264	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

100001288	Original loan-to-value ratio	[Redacted]	[Redacted]

100001289	Original loan-to-value ratio	[Redacted]	[Redacted]

100001306	Original loan-to-value ratio	[Redacted]	[Redacted]

100001309	Original loan-to-value ratio	[Redacted]	[Redacted]

100001322	Original loan-to-value ratio	[Redacted]	[Redacted]

100001325	Gross margin	5.000	4.000
	Original loan-to-value ratio	[Redacted]	[Redacted]

100001328	Original loan-to-value ratio	[Redacted]	[Redacted]

100001346	Property type	Single Family Detached (non-PUD)	PUD

100001347	Gross margin	5.000	4.000
	Minimum interest rate	5.000	4.000

100001349	Original loan-to-value ratio	[Redacted]	[Redacted]

100001364	Original loan-to-value ratio	[Redacted]	[Redacted]

100001372	Original loan-to-value ratio	[Redacted]	[Redacted]

100001383	Original loan-to-value ratio	[Redacted]	[Redacted]

100001386	Gross margin	5.000	4.000

100001393	Original loan-to-value ratio	[Redacted]	[Redacted]

100001417	Original loan-to-value ratio	[Redacted]	[Redacted]

100001418	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

100001422	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ stories)

100001423	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ stories)
	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

100001424	Original loan-to-value ratio	[Redacted]	[Redacted]

100001433	Original loan-to-value ratio	[Redacted]	[Redacted]

100001441	Gross margin	5.000	4.000
	Minimum interest rate	5.000	4.000
	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ stories)

100001450	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ stories)

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001451	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

100001454	Original loan-to-value ratio	[Redacted]	[Redacted]

100001464	Original loan-to-value ratio	[Redacted]	[Redacted]

100001467	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

100001472	Original loan-to-value ratio	[Redacted]	[Redacted]

100001475	Original loan-to-value ratio	[Redacted]	[Redacted]

100001486	Original loan-to-value ratio	[Redacted]	[Redacted]

100001492	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

100001502	Original loan-to-value ratio	[Redacted]	[Redacted]

100001524	Original loan-to-value ratio	[Redacted]	[Redacted]

100001535	Original loan-to-value ratio	[Redacted]	[Redacted]

100001537	Property type	PUD	Single Family Detached (non-PUD)

100001540	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

100001549	Original loan-to-value ratio	[Redacted]	[Redacted]

100001550	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

100001560	Original loan-to-value ratio	[Redacted]	[Redacted]

100001565	Original loan-to-value ratio	[Redacted]	[Redacted]

100001570	Original loan-to-value ratio	[Redacted]	[Redacted]

100001571	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

100001599	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

100001613	Original loan-to-value ratio	[Redacted]	[Redacted]

100001623	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

100001636	Original loan-to-value ratio	[Redacted]	[Redacted]

100001648	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

100001667	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001685	First payment date	[Redacted]	[Redacted]

100001689	Property type	Condo, High Rise (5+ stories)	Condo, High Rise (4 or fewer stories)

100001690	Initial interest rate cap change down	2.000	2.250
	Property type	1 Family Attached	Single Family Detached (non-PUD)

100001694	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

100001697	Original loan-to-value ratio	[Redacted]	[Redacted]

100001701	Original loan-to-value ratio	[Redacted]	[Redacted]

100001724	Original loan-to-value ratio	[Redacted]	[Redacted]

100001731	Property type	Single Family Detached (non-PUD)	3 Family
	Original loan-to-value ratio	[Redacted]	[Redacted]

100001733	Original loan-to-value ratio	[Redacted]	[Redacted]

100001742	Initial interest rate cap change down	2.000	2.375
	Original loan-to-value ratio	[Redacted]	[Redacted]

100001758	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001765	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

100001766	Original loan-to-value ratio	[Redacted]	[Redacted]

100001774	Original loan-to-value ratio	[Redacted]	[Redacted]

100001783	Original loan-to-value ratio	[Redacted]	[Redacted]

100001789	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001791	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001796	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001798	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001799	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

100001803	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001804	Original loan-to-value ratio	[Redacted]	[Redacted]

100001807	Original loan-to-value ratio	[Redacted]	[Redacted]

100001814	Original loan-to-value ratio	[Redacted]	[Redacted]

100001817	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
100001822	Original loan-to-value ratio	[Redacted]	[Redacted]

100001823	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001828	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001834	Original loan-to-value ratio	[Redacted]	[Redacted]

100001837	Original loan-to-value ratio	[Redacted]	[Redacted]

100001840	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001843	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001849	Original loan-to-value ratio	[Redacted]	[Redacted]

100001850	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001851	Original loan-to-value ratio	[Redacted]	[Redacted]

100001854	Original loan-to-value ratio	[Redacted]	[Redacted]

100001855	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001859	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
100001862	Original loan-to-value ratio	[Redacted]	[Redacted]

100001863	Property type	dPUD	PUD
	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001867	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001871	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001872	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001874	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001875	Original loan-to-value ratio	[Redacted]	[Redacted]

100001891	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001894	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001900	Original loan-to-value ratio	[Redacted]	[Redacted]

100001906	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
100001908	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001909	Original loan-to-value ratio	[Redacted]	[Redacted]

100001913	Original loan-to-value ratio	[Redacted]	[Redacted]

100001917	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001919	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001920	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001926	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001927	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001928	Original loan-to-value ratio	[Redacted]	[Redacted]

100001930	Original loan-to-value ratio	[Redacted]	[Redacted]

100001931	Original loan-to-value ratio	[Redacted]	[Redacted]

100001933	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
100001935	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001937	Original loan-to-value ratio	[Redacted]	[Redacted]

100001939	Original loan-to-value ratio	[Redacted]	[Redacted]

100001942	Original loan-to-value ratio	[Redacted]	[Redacted]

100001945	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001947	Original loan-to-value ratio	[Redacted]	[Redacted]

100001948	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001955	Original loan-to-value ratio	[Redacted]	[Redacted]

100001961	Original loan-to-value ratio	[Redacted]	[Redacted]

100001964	Original loan-to-value ratio	[Redacted]	[Redacted]

100001970	Original loan-to-value ratio	[Redacted]	[Redacted]

100001973	Original loan-to-value ratio	[Redacted]	[Redacted]

100001974	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001976	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
100001978	Loan purpose	Other-than-first-time Home Purchase	Cash-Out Refinance

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001980	Original loan-to-value ratio	[Redacted]	[Redacted]

100001981	Property type	dPUD	PUD

	Original loan-to-value ratio	[Redacted]	[Redacted]

100001982	Original loan-to-value ratio	[Redacted]	[Redacted]

100002011	Original loan-to-value ratio	[Redacted]	[Redacted]

100002012	Initial interest rate cap change down	2.000	4.125

100002014	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ stories)

100002017	Original loan-to-value ratio	[Redacted]	[Redacted]

201178729	Minimum interest rate	5.000	5.625
	Original loan-to-value ratio	[Redacted]	[Redacted]

201966186	Original loan-to-value ratio	[Redacted]	[Redacted]

202255204	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

204145574	Gross margin	5.000	4.000
	Minimum interest rate	5.000	4.000

204224730	Original loan-to-value ratio	[Redacted]	[Redacted]

204365074	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
204383450	Original loan-to-value ratio	[Redacted]	[Redacted]

204477314	Original loan-to-value ratio	[Redacted]	[Redacted]

204479183	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

204479212	Original loan-to-value ratio	[Redacted]	[Redacted]

204735862	Original loan-to-value ratio	[Redacted]	[Redacted]

204771859	Original loan-to-value ratio	[Redacted]	[Redacted]

204784808	Original loan-to-value ratio	[Redacted]	[Redacted]

204895449	Original loan-to-value ratio	[Redacted]	[Redacted]

204895450	Original loan-to-value ratio	[Redacted]	[Redacted]

204895455	Original loan-to-value ratio	[Redacted]	[Redacted]

204895474	Original loan-to-value ratio	[Redacted]	[Redacted]

204895486	Original loan-to-value ratio	[Redacted]	[Redacted]

204895487	Original loan-to-value ratio	[Redacted]	[Redacted]

204895491	Original loan-to-value ratio	[Redacted]	[Redacted]

204895493	Original loan-to-value ratio	[Redacted]	[Redacted]

204895502	Original loan-to-value ratio	[Redacted]	[Redacted]

204895515	Original loan-to-value ratio	[Redacted]	[Redacted]

204913078	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
204913087	Gross margin	5.000	4.000
	Initial interest rate cap change down	0.750	1.750
	Minimum interest rate	5.000	4.000

204913099	Original loan-to-value ratio	[Redacted]	[Redacted]

204919144	Original loan-to-value ratio	[Redacted]	[Redacted]

204926625	Original loan-to-value ratio	[Redacted]	[Redacted]

204939587	Original loan-to-value ratio	[Redacted]	[Redacted]

204982806	Original loan-to-value ratio	[Redacted]	[Redacted]

204982807	Original loan-to-value ratio	[Redacted]	[Redacted]

204986307	Original loan-to-value ratio	[Redacted]	[Redacted]

204986308	Original loan-to-value ratio	[Redacted]	[Redacted]

204986310	Original loan-to-value ratio	[Redacted]	[Redacted]

204986336	Original loan-to-value ratio	[Redacted]	[Redacted]

204986367	Original loan-to-value ratio	[Redacted]	[Redacted]

204986385	Original loan-to-value ratio	[Redacted]	[Redacted]

204986421	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

205064640	Original loan-to-value ratio	[Redacted]	[Redacted]

205079971	Original loan-to-value ratio	[Redacted]	[Redacted]

205079988	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
205079993	Original loan-to-value ratio	[Redacted]	[Redacted]

205080021	Original loan-to-value ratio	[Redacted]	[Redacted]

205080022	Original loan-to-value ratio	[Redacted]	[Redacted]

205080041	Original loan-to-value ratio	[Redacted]	[Redacted]

205080060	Original loan-to-value ratio	[Redacted]	[Redacted]

205080064	Initial interest rate cap change down	2.000	1.865

205080070	Original loan-to-value ratio	[Redacted]	[Redacted]

205080073	Original loan-to-value ratio	[Redacted]	[Redacted]

205080075	Minimum interest rate	5.000	4.000
	Original loan-to-value ratio	[Redacted]	[Redacted]

205110912	Original loan-to-value ratio	[Redacted]	[Redacted]

205110914	Original loan-to-value ratio	[Redacted]	[Redacted]

205110917	Original loan-to-value ratio	[Redacted]	[Redacted]

205110922	Original loan-to-value ratio	[Redacted]	[Redacted]

205110935	Original loan-to-value ratio	[Redacted]	[Redacted]

205111549	Original loan-to-value ratio	[Redacted]	[Redacted]

205226633	Initial interest rate cap change down	2.000	2.740

205226641	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
205226649	Original loan-to-value ratio	[Redacted]	[Redacted]

205226651	Original loan-to-value ratio	[Redacted]	[Redacted]

205226652	Original loan-to-value ratio	[Redacted]	[Redacted]

205226653	Original loan-to-value ratio	[Redacted]	[Redacted]

205226671	Original loan-to-value ratio	[Redacted]	[Redacted]

205226683	Original loan-to-value ratio	[Redacted]	[Redacted]

205226685	Gross margin	5.000	4.000

205259283	Original interest rate	5.85	5.875
	Initial fixed rate period	84	60
	Initial interest rate cap change down	1.85	1.875
	Minimum interest rate	10.85	10.875

205325548	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

205344359	Original loan-to-value ratio	[Redacted]	[Redacted]

205344367	Original loan-to-value ratio	[Redacted]	[Redacted]

205344372	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

205344376	Original loan-to-value ratio	[Redacted]	[Redacted]

205344378	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

205344391	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
205344413	Original loan-to-value ratio	[Redacted]	[Redacted]

205344421	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

205344429	Original loan-to-value ratio	[Redacted]	[Redacted]

205344436	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ stories)

205344438	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

	Original loan-to-value ratio	[Redacted]	[Redacted]

205344451	Original loan-to-value ratio	[Redacted]	[Redacted]

205344466	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ stories)

	Original loan-to-value ratio	[Redacted]	[Redacted]

205344474	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

205344482	Original loan-to-value ratio	[Redacted]	[Redacted]

205344493	Property type	PUD	Single Family Detached (non-PUD)

	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

205344496	Original loan-to-value ratio	[Redacted]	[Redacted]

205344508	Original loan-to-value ratio	[Redacted]	[Redacted]

205344511	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

205344537	Gross margin	5.000	4.000

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
205344547	Original loan-to-value ratio	[Redacted]	[Redacted]

205344548	Original loan-to-value ratio	[Redacted]	[Redacted]

205344552	Original loan-to-value ratio	[Redacted]	[Redacted]

205346262	Gross margin	5.000	4.000
	Original loan-to-value ratio	[Redacted]	[Redacted]

205346264	Original loan-to-value ratio	[Redacted]	[Redacted]

205346267	Original loan-to-value ratio	[Redacted]	[Redacted]

205346290	Original principal balance	[Redacted]	[Redacted]
	Appraisal value	[Redacted]	[Redacted]
	Original loan-to-value ratio	[Redacted]	[Redacted]

205346291	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ stories)

205346294	Original loan-to-value ratio	[Redacted]	[Redacted]

205346305	Initial interest rate cap change down	2.000	1.375

205346317	Original loan-to-value ratio	[Redacted]	[Redacted]

205346322	Original loan-to-value ratio	[Redacted]	[Redacted]

205346323	Original loan-to-value ratio	[Redacted]	[Redacted]

205346329	Original loan-to-value ratio	[Redacted]	[Redacted]

205346332	Original loan-to-value ratio	[Redacted]	[Redacted]

205346337	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
205346344	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

205396280	Original loan-to-value ratio	[Redacted]	[Redacted]

205396290	Original loan-to-value ratio	[Redacted]	[Redacted]

205406414	Original loan-to-value ratio	[Redacted]	[Redacted]

205543762	Original loan-to-value ratio	[Redacted]	[Redacted]

205757354	Property state	GA	MI

205873385	Original loan-to-value ratio	[Redacted]	[Redacted]

205873728	Original loan-to-value ratio	[Redacted]	[Redacted]

205873731	Original loan-to-value ratio	[Redacted]	[Redacted]

205873768	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

205873780	Original loan-to-value ratio	[Redacted]	[Redacted]

205873831	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

	Original loan-to-value ratio	[Redacted]	[Redacted]

205873834	Original loan-to-value ratio	[Redacted]	[Redacted]

205873838	Original loan-to-value ratio	[Redacted]	[Redacted]

205873855	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

	Original loan-to-value ratio	[Redacted]	[Redacted]

205873859	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
205873869	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

205873892	Original loan-to-value ratio	[Redacted]	[Redacted]

205873893	Original loan-to-value ratio	[Redacted]	[Redacted]

900017814	Original loan-to-value ratio	[Redacted]	[Redacted]